Advances to Suppliers	6 Months Ended
Dec. 31, 2025
Advances to Suppliers [Abstract]
ADVANCES TO SUPPLIERS

6. ADVANCES TO SUPPLIERS

	As of December 31, 2025	As of June 30, 2025
Advances to suppliers
- third parties	$17,303,405	$13,412,095
- related parties	-	455,079
Less: allowance for credit losses	-	-
Advances to suppliers, net	$17,303,405	$13,867,174

The Company did not make any allowance for credit loss for the advances to suppliers as of December 31, 2025.